Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory
Raw materials and work in progress	$ 10,721	$ 12,134
Finished goods	6,178	6,256
Total	$ 16,899	$ 18,390